Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Balance	$ 51,291	$ 42,063
Recognition of previously deferred revenue	(38,065)	(37,843)
Deferral of revenue	45,234	46,386
Increases from business combinations, net	729	39
Effect of movements in foreign exchange	(489)	646
Balance	58,700	51,291
Current	56,780	49,878
Balance	1,353	1,107
Transfers to trade receivables from contract assets	(730)	(563)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	815	783
Effect of movements in foreign exchange	5	26
Balance	$ 1,443	$ 1,353